FEDERAL INCOME TAX	12 Months Ended
Dec. 31, 2022
FEDERAL INCOME TAX
FEDERAL INCOME TAX
NOTE 8 - FEDERAL INCOME TAX

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts are calculated for income tax purposes. The provision (benefit) for income taxes for the years ended December 31, 2022, and 2021, assumes a statutory 21%, effective tax rate for federal income taxes.

	2022	2021
Federal tax statutory rate	21%	21%
Temporary differences	5%	0%
Permanent differences	-6%	1%
Valuation Allowance	-20%	-22%
	0%	0%

The Company had deferred income tax assets as of December 31, 2022 and 2021, as follows:

	2022	2021
Deferred tax assets
Net operating loss carryforwards	$1,589,000	$232,000
Temporary differences	217,000	-
Permanent differences	-	7,000
Valuation allowance	(1,806,000)	(239,000)
Net deferred tax assets	$-	$-

The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying financial statements. The Company’s net deferred tax asset and valuation allowance increased by $1,567,000 and $20,000 in the fiscal years ended December 31, 2022, and 2021, respectively.

At December 31, 2022, the Company had approximately $5,538,567 in federal net operating loss carryforwards. $5,241,135 of these carry forwards are allowed to be carried forward indefinitely and are to be limited to 80% of the taxable income. The remaining amount can be carried forward for 20 years with no income limitation. Pursuant to Internal Revenue Code Section 382, the future utilization of the Company’s net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.

As of December 31, 2022, the Company had no uncertain tax positions, or interest and penalties, that qualify for either recognition or disclosure in the financial statements. The Company is subject to U.S. federal, state, and local income tax examinations by tax authorities for years 2018 through 2021. The tax return for the fiscal year ended December 31, 2022, has not yet been filed.